Unaudited Condensed Consolidated Statements Of Income And Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenue	$ 59,718,187	$ 46,654,147
Cost of revenue
Total cost of revenue	(51,395,500)	(39,792,626)
Gross profit	8,322,687	6,861,521
Operating expenses
Selling and marketing expenses	(3,699,105)	(3,463,123)
General and administrative expenses	(2,980,559)	(1,904,206)
Total operating expenses	(6,679,664)	(5,367,329)
Income from operations	1,643,023	1,494,192
Other income (expenses), net
Interest expenses, net	(356,713)	(317,108)
Other income (expenses)	31,271	(32,811)
Foreign currency exchange gain	98,406	225,537
Total other expenses, net	(227,036)	(124,382)
Income before income taxes	1,415,987	1,369,810
Income tax expenses	(452,285)	(1,537,266)
Net income (loss) from continuing operations	963,702	(167,456)
Discontinued operations:
Loss before income taxes from operations of discontinued operation		(675,658)
Gain on disposal of discontinued operation		4,760,997
Income tax expenses		(497,968)
Net income from discontinued operations		3,587,371
Net income	963,702	3,419,915
Other comprehensive income (expenses)
Foreign currency translation adjustment	(391,155)	(854,774)
Comprehensive income	$ 572,547	$ 2,565,141
Earnings (loss) per share from continuing operations – basic (in Dollars per share)	$ 0.02	$ (0)
Earnings (loss) per share from continuing operations – diluted (in Dollars per share)	0.02	(0)
Earnings per share from discontinued operations – basic (in Dollars per share)		0.07
Earnings per share from discontinued operations – diluted (in Dollars per share)		0.07
Earnings per share – basic (in Dollars per share)	0.02	0.07
Earnings per share – diluted (in Dollars per share)	$ 0.02	$ 0.07
Weighted average shares – basic (in Shares)	49,389,922	49,389,922
Weighted average shares – diluted (in Shares)	49,389,922	49,389,922
Product sales to third parties
Revenues
Total revenue	$ 56,908,222	$ 43,777,664
Cost of revenue
Total cost of revenue	(50,300,432)	(38,759,242)
Product sales to related parties
Revenues
Total revenue	95,312
Cost of revenue
Total cost of revenue	(70,397)
Services provided to third parties
Revenues
Total revenue	2,714,653	2,876,483
Cost of revenue
Total cost of revenue	$ (1,024,671)	$ (1,033,384)